Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 429,234	$ 315,375	$ 320,909
Cost of revenues	219,283	167,742	161,053
Gross profit	209,951	147,633	159,856
Operating expenses:
Research and development	38,287	31,470	28,859
Selling, general and administrative	63,595	50,751	49,499
Total operating expenses	101,882	82,221	78,358
Operating profit	108,069	65,412	81,498
Financial income, net	23,169	22,218	6,690
Income before incomes tax expense	131,238	87,630	88,188
Income tax expense	(12,723)	(8,998)	(8,239)
Net income	$ 118,515	$ 78,632	$ 79,949
Earnings per share information:
Basic net earnings per share	$ 2.62	$ 1.76	$ 1.81
Diluted net earnings per share	$ 2.42	$ 1.63	$ 1.68
Weighted average number of ordinary shares outstanding (in thousands):
Basic	45,279	44,725	44,158
Diluted	49,369	48,863	48,229